Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Common Stock Reserved for Future Issuance

Common stock reserved for future issuance consists of the following at December 31, 2020:

Stock options issued and outstanding	1,099,855
Restricted stock units issued and outstanding	3,000
Warrants for the purchase of common stock	3,371,875
Authorized for future option and ongoing vesting of award grants	163,512
Authorized for future issuance under ESPP	190,222
Total	4,828,464